PROPERTY, PLANT AND EQUIPMENT - Supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Interest capitalized to property, plant and equipment	$ 1,277	$ 458	$ 1,976
Weighted average capitalization rates	4.14%	4.94%